Institutional Shares Prospectus | GuideMark® Small/Mid Cap Core Fund
GuideMark® Small/Mid Cap Core Fund
Investment Objective
GuideMark® Small/Mid Cap Core Fund (the “Fund”) seeks capital appreciation over the long term.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Shares Prospectus GuideMark® Small/Mid Cap Core Fund Institutional Shares
Management Fees	0.57%
Other Expenses	0.40%	[1]
Total Annual Fund Operating Expenses	0.97%
[1]	"Other Expenses" are estimated for the current fiscal year.

Example

The following Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Institutional Shares Prospectus | GuideMark® Small/Mid Cap Core Fund | Institutional Shares | USD ($)	99	309	536	1,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.87% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests at least 80% of its assets in the securities of small-to-medium capitalization companies. The Fund considers “small-to-medium capitalization companies” to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 2500TM Index.

The Fund may invest in derivatives such as futures, forwards and other similar instruments in order to “equitize” cash balances by gaining exposure to relevant equity markets. To the extent that derivatives have economic characteristics similar to the securities of small-to-medium capitalization companies, they will be counted as such for purposes of the Fund’s 80% investment policy.

The sub-advisor uses a rules-based methodology that emphasizes fundamentally-based stock selection, portfolio construction and efficient implementation. The Fund seeks to capture common sources of active equity returns, including the following factors: value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down) and quality (i.e., profitability). The sub-advisor seeks to capitalize on the low correlations in returns across these factors by diversifying exposure to securities selected based on such factors. The sub-advisor may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the sub-advisor’s proprietary research.

The sub-advisor constructs the Fund’s portfolio by investing in the securities comprising the Russell 2500TM Index and adjusting the relative weight of each security based on the security’s attractiveness when evaluated based on the factors as described above, subject to the Fund being constrained to long-only positions. Based on the sub-advisor’s judgment, the Fund expects that its portfolio will be overweight with respect to certain securities (i.e., the Fund will hold a greater percentage of those securities than the index) and underweight with respect to others (i.e., the Fund will hold a lesser percentage of those securities than the index), and that such weightings may change over time. The percentage of the Fund’s portfolio exposed to any single security will vary from time to time as the weightings of the securities within the Fund change. The degree to which components of the Fund represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk: An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk: The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Growth Investment Risk: The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.

Value Investment Risk: The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund’s investments in value-oriented securities may not reach what the Fund’s sub-advisor believes are their full value.

Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue.

Liquidity Risk: Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Performance

Institutional Shares of the Fund are not currently available for sale as of the date of this Prospectus. Accordingly, the bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund changed its investment strategies on April 1, 2011 and again on October 9, 2015. The performance set forth below prior to such dates is attributable to the previous investment strategies and different sub-advisors.

GUIDEMARK ® SMALL/MID CAP CORE FUND – SERVICE SHARES Calendar Year Returns as of 12/31

The year-to-date performance of the Fund’s Service Shares as of June 30, 2018 was 7.30%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2009	22.11%
Worst Quarter:	Quarter ended September 30, 2011	-23.33%

Average Annual Total Returns for Periods Ended December 31, 2017
Average Annual Returns - Institutional Shares Prospectus - GuideMark® Small/Mid Cap Core Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years
Service Shares	Return Before Taxes	14.38%	[1]	13.07%	[1]	8.17%	[1]
After Taxes on Distributions | Service Shares	Return After Taxes on Distributions	6.68%	[1]	10.98%	[1]	7.14%	[1]
After Taxes on Distributions and Sale of Fund Shares | Service Shares	Return After Taxes on Distributions and Sale of Fund Shares	13.29%	[1]	10.23%	[1]	6.54%	[1]
Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)	Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)	16.81%		14.33%		9.22%
[1]	As of the date of this Prospectus, there are no outstanding Institutional Shares of the Fund and Institutional Shares of the Fund are not currently available for sale. Accordingly, the information presented above reflects the returns of the Fund's Service Shares. The returns of Institutional Shares would have been substantially similar to the returns of Service Shares because they would have been invested in the same portfolio securities; however, because Service Shares are subject to a 12b-1 fee and an internal administrative fee, while Institutional Shares are not, the returns of Institutional Shares would have been higher than those shown for Service Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.